CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

16.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2022 and 2023:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	71	2	—
- Cash at bank	31,154	4,751	671
- Short-term deposits	470	—	—

Total Cash and cash equivalent	31,695	4,753	671

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

CNY	24,709	3,673	518
US$	6,255	762	108
HK$	731	318	45

	31,695	4,753	671

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.

As of December 31, 2022, the Group has pledged its short-term deposits to fulfil collateral requirements of a bank guarantee related to a new bidding associated with a potential business opportunity of construction projects.